UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2017

Date of reporting period:  May 31, 2016

Item 1. Schedule of Investments.

Insert Schedules Here.

Collins Long/Short Credit Fund
Schedule of Investments
May 31, 2016 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS - 58.28%
Accommodation - 2.73%
Chester Downs & Marina LLC
9.250%, 02/01/2020 (Acquired 05/23/16, cost $438,750) (a)	$500,000	$440,000

Ambulatory Health Care Services - 4.22%
Prospect Medical Holdings, Inc.
8.375%, 05/01/2019 (Acquired 03/17/15, 03/04/16 and 05/26/16, cost $685,831) (a)(b)	651,000	680,295

Beverage and Tobacco Product Manufacturing - 3.26%
Carolina Beverage Group LLC
10.625%, 08/01/2018 (Acquired 03/06/15, 04/09/15, 10/23/15, 02/18/16 and 03/07/16, cost $542,500) (a)(b)	550,000	525,250

Chemical Manufacturing - 9.40%
Hexion, Inc.
10.000%, 04/15/2020 (b)	710,000	665,625
Kraton Polymers LLC
10.500%, 04/15/2023 (Acquired 05/23/16, 05/26/16 and 05/31/16, cost $849,500) (a)	800,000	850,000
		1,515,625
Clothing and Clothing Accessories Stores - 3.70%
Hot Topic, Inc.
9.250%, 06/15/2021 (Acquired 12/16/15, cost $258,000) (a)(b)	300,000	303,750
HT Intermediate Holdings Corp.
12.000%, 05/15/2019 (Acquired 03/09/15, 05/04/15 and 07/16/15, cost $318,785) (a)(b)	311,000	293,895
		597,645
Computer and Electronic Product Manufacturing - 3.22%
Western Digital Corp.
10.500%, 04/01/2024 (Acquired 05/24/16, cost $502,500) (a)	500,000	518,750

Credit Intermediation and Related Activities - 6.51%
Ardagh Packaging Finance PLC
9.125%, 10/15/2020 (Acquired 05/19/16, cost $1,050,450) (a)	1,000,000	1,049,250

Machinery Manufacturing - 4.00%
Cleaver-Brooks, Inc.
8.750%, 12/15/2019 (Acquired 03/04/16, 03/11/16 and 05/24/16, cost $624,875) (a)	650,000	645,125

Merchant Wholesalers, Nondurable Goods - 3.73%
Lansing Trade Group LLC
9.250%, 02/15/2019 (Acquired 03/12/15, cost $197,500) (a)(b)	200,000	191,000
US Foods, Inc.
8.500%, 06/30/2019 (b)	400,000	411,500
		602,500
Mining (except Oil and Gas) - 0.48%
Westmoreland Coal Co.
8.750%, 01/01/2022 (Acquired 09/16/15, 09/18/15 and 10/05/15, cost $92,233) (a)(b)	109,000	76,845

Paper Manufacturing - 4.35%
Beverage Packaging Holdings II
5.625%, 12/15/2016 (Acquired 03/09/15 and 07/15/15, cost $358,768) (a)(b)	357,000	356,554
6.000%, 06/15/2017 (Acquired 07/15/15, 12/31/15 and 01/05/16, cost $334,953) (a)(b)	345,000	345,854
		702,408
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.24%
Mallinckrodt International Finance SA
5.750%, 08/01/2022 (Acquired 03/22/16 and 05/24/16, cost $512,875) (a)	550,000	522,500

Telecommunications - 8.08%
HC2 Holdings, Inc.
11.000%, 12/01/2019 (Acquired 03/23/15, 02/24/16, 03/22/16 and 05/23/16, cost $349,063) (a)(b)	400,000	362,000
Sprint Communications, Inc.
6.000%, 12/01/2016 (b)	375,000	380,156
9.125%, 03/01/2017 (b)	300,000	311,028
Telesat Canada
6.000%, 05/15/2017 (Acquired 03/04/16, cost $250,625) (a)	250,000	250,625
		1,303,809
Wood Product Manufacturing - 1.36%
NWH Escrow Corp.
7.500%, 08/01/2021 (Acquired 03/02/15 and 02/26/16, cost $260,038) (a)(b)	305,000	219,600
TOTAL CORPORATE BONDS (Cost $9,361,944)		9,399,602

	Shares
MONEY MARKET FUNDS - 38.15%
Fidelity Institutional Money Market Funds, Class I, 0.340% (b)(c)	3,325,924	3,325,924
STIT - Liquid Assets Portfolio, Institutional Class, 0.450% (c)	2,825,923	2,825,923
TOTAL MONEY MARKET FUNDS (Cost $6,151,847)		6,151,847

Total Investments (Cost $15,513,791) - 96.43%		15,551,449
Other Assets in Excess of Liabilities - 3.57%		576,139
TOTAL NET ASSETS - 100.00%		$16,127,588

Percentages are stated as a percent of net assets.

(a)
Denotes a security is either fully or partially restricted to resale.  The aggregate value of restricted securities at May 31, 2016 was $7,631,293 which represented 47.32% of net assets.  Securities issued pursuant to Rule 144A under the Securities Act of 1933 and Regulation S under the Securities Act of 1933.  Such securities may be deemed illiquid using procedures established by the Board of Trustees.

(b)	Security, or a portion thereof, was maintained in a segregated account at the Fund's custodian as collateral for securities sold short.
(c)	Variable rate security. The rate shown is as of May 31, 2016.

Collins Long/Short Credit Fund
Schedule of Securities Sold Short
May 31, 2016 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT
Chevron Corp.	(2,000)	$(202,000)
SPDR S&P 500 ETF Trust (a)	(1,700)	(357,136)
Total Securities Sold Short (Proceeds $518,143)		$(559,136)

(a)	Exchange-traded fund.

The cost basis of investments for federal income tax purposes at May 31, 2016 was as follows*:

Collins Long/Short Credit Fund
Cost of investments	$15,513,791
Gross unrealized appreciation on investments	171,363
Gross unrealized appreciation on short positions	-
Gross unrealized depreciation on investments	(133,705)
Gross unrealized depreciation on short positions	(40,993)
Net unrealized depreciation	$(3,335)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Swap agreements, such as credit default swaps, interest rate swaps and currency swaps, are priced by an approved independent pricing service. Debt securities are valued at the mean between the bid and ask prices provided by an approved independent pricing service. Forward currency contracts are valued at the mean between the bid and asked prices by an approved pricing service.
Commodities futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading. Rights and warrants are valued at the last sale price at the close of the exchange on which the security is primarily traded.

If the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service.

If market quotations are not readily available, a security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers know to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820
(“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of May 31, 2016:

Collins Long/Short Credit Fund
	Level 1	Level 2	Level 3	Total
Assets(1):
Corporate Bonds	$-	$9,399,602	$-	$9,399,602
Money Market Funds	6,151,847	-	-	6,151,847
Total Assets	$6,151,847	$9,399,602	$-	$15,551,449

Liabilities:
Securities Sold Short
Common Stock	$(202,000)	$-	$-	$(202,000)
Exchange-Traded Funds	(357,136)	-	-	(357,136)
Total Liabilities	$(559,136)	$-	$-	$(559,136)

(1) See the Schedule of Investments for industry classifications

The Fund measures Level 3 securities as of the beginning and end of each financial reporting period. For the period ended May 31, 2016, the Fund did not have unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets and liabilities in which significant inputs
(Level 3 securities) were used in determining fair value is not applicable.

The Fund did have any transfers between any levels during the period ended May 31, 2016. It is the Fund’s policy to record transfers between levels at the end of the reporting period.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended May 31, 2016.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)   /s/ John Buckel
 John Buckel, President

Date  July 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John Buckel
  John Buckel, President

Date  July 25, 2016

By (Signature and Title)*  /s/ Jennifer Lima
  Jennifer Lima, Treasurer

Date  July 25, 2016

* Print the name and title of each signing officer under his or her signature.